KRANESHARES TRUST

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF

KraneShares CSI China Internet ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares FTSE Emerging Markets Plus ETF

KraneShares MSCI China Environment Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Zacks New China ETF

(the “Funds”)

Supplement dated October 5, 2017 to the currently effective Statutory Prospectus (“Prospectus”), as supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Prospectus listed above and should be read in conjunction with the Prospectus.

At special meetings of shareholders, shareholders elected Patrick Campo and Cregg Watner to serve on the Board of Trustees of the KraneShares Trust (“Trust”), of which the Funds are series, and approved a new investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of the Funds, to take effect upon the closing of a transaction whereby Krane’s control persons would change and the prior investment advisory agreement would terminate (“Closing”). Shareholders also approved a new sub-advisory agreement for the KraneShares E Fund China Commercial Paper ETF between Krane and E Fund Management (Hong Kong) Co., Limited to take effect upon the Closing. The Closing occurred on October 5, 2017.

1.     The disclosure under the “Management - Investment Adviser” heading is deleted and replaced with the following:

Krane Funds Advisors, LLC (“Krane” or “Adviser”) is a registered investment adviser located at 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 and serves as investment adviser of each Fund. Krane has served as the investment adviser of each Fund since its inception.

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Under the Investment Advisory Agreement between the Trust and Krane, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. Krane may engage a subadviser to assist it in managing a Fund’s investments, but will be responsible for overseeing any subadvisers. Krane arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. Krane manages each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers or Trustees of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent for the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares Zacks New China ETF on October 5, 2017 but has been effective with respect to the other Funds since their inception). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

Under the investment advisory agreement, Krane bears all of its own costs associated with providing advisory services to the Funds. As part of its agreement with the Trust, Krane has contractually agreed to pay all expenses of each Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the compensation payable to the Adviser under the investment advisory agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary expenses by the Board. In addition, under the agreement, while the fees and expenses related to a Fund’s securities lending-related activities reduce the gross revenues and income of the Fund from such activities, they are not fees and expenses for which Krane is responsible (this provision became effective with respect to the KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares Zacks New China ETF on October 5, 2017 but has been effective with respect to the other Funds since their inception). In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect a Fund.

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Under the Investment Advisory Agreement, each Fund pays Krane the fee shown in the table below, which is calculated daily and paid monthly, at an annual rate of based on a percentage of the average daily net assets of the Fund. In addition, under the Investment Advisory Agreement, as compensation for the services provided by Krane in connection with any securities lending-related activities, each Fund pays Krane 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (this provision became effective with respect to the KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares Zacks New China ETF on October 5, 2017 but has been effective with respect to the other Funds since their inception).

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF†	0.68%
KraneShares CSI China Internet ETF†	0.68%
KraneShares E Fund China Commercial Paper ETF*†	0.68%
KraneShares Emerging Markets Consumer Technology Index ETF†	0.78%
KraneShares FTSE Emerging Markets Plus ETF**†	0.68%
KraneShares MSCI China Environment Index ETF†	0.78%
KraneShares MSCI One Belt One Road Index ETF†	0.78%
KraneShares Zacks New China ETF†	0.68%

*Krane has contractually agreed to reduce its management fee by 0.12% of KraneShares E Fund China Commercial Paper ETF’s average daily net assets. This contractual fee waiver will continue in effect until October 4, 2019. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

** Krane has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by KraneShares FTSE Emerging Markets Plus ETF from its investments in the KraneShares Bosera MSCI China A Share ETF. This contractual fee waiver will continue until October 4, 2019. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

† Effective July 28, 2017, Krane has contractually agreed to waive its advisory fee and/or reimburse the Funds in an amount equal to equal to the fees to be paid by the Funds to counsel to the independent Trustees of the Trust. The Expense Limitation Agreement will remain in effect until July 31, 2018 and may only be terminated prior thereto by the Board of Trustees.

For the fiscal year ended March 31, 2017, the Adviser received the fees, as a percentage of average daily net assets in each Fund that was operational during that time, as set forth below:

KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF	0.56%
KraneShares FTSE Emerging Markets Plus ETF	0.55%
KraneShares Zacks New China ETF	0.68%

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A discussion regarding the basis for the Board’s approval of these Funds’ Investment Advisory Agreement with Krane was included in the proxy statement to shareholders dated July 26, 2017, and will also be included in the Funds’ Semi-Annual Report to Shareholders dated September 30, 2017. A majority of the outstanding shares of each such Fund, as defined in the 1940 Act, recently approved this Investment Advisory Agreement at a shareholder meeting.

Because each of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF had not commenced operations prior to the end of the prior fiscal year, Krane did not receive any advisory fees from those Funds during the prior fiscal year. A discussion regarding the basis for the Board’s approval of each such Fund’s investment advisory agreement with Krane will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations. Krane, as the sole shareholder of each such Fund, has approved or will approve the Investment Advisory Agreement for the Fund and various other matters and agreements for the Fund.

Krane has received “manager of managers” exemptive relief from the SEC that permits Krane, subject to the approval of the Board of Trustees, to appoint a “wholly-owned” or unaffiliated sub-adviser, as defined in the exemptive relief, or to change the terms of a sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The exemptive order further permits Krane to add or to change a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate advisory fee paid by any Fund remains subject to shareholder approval. Krane continues to have ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Fund will notify shareholders of any change of a Fund sub-adviser. Only the following Funds are currently authorized to use a “manager of managers” structure: KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF.

2.     The last paragraph under the “Management - Investment Sub-Adviser (to KraneShares E Fund China Commercial Paper ETF)” heading is deleted and replaced with the following:

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with E Fund was included in the proxy statement to shareholders dated July 26, 2017, and will also be included in the Fund’s Semi-Annual Report to Shareholders dated September 30, 2017. A majority of the outstanding shares of the KraneShares E Fund China Commercial Paper Fund, as defined in the 1940 Act, recently approved this agreement at a shareholder meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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KRANESHARES TRUST

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF

KraneShares CSI China Internet ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares FTSE Emerging Markets Plus ETF

KraneShares MSCI China Environment Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Zacks New China ETF

(the “Funds”)

Supplement dated October 5, 2017 to the currently effective Statement of Additional Information, as supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information listed above and should be read in conjunction with the Statement of Additional Information.

At special meetings of shareholders, shareholders elected Patrick Campo and Cregg Watner to serve on the Board of Trustees of the KraneShares Trust (“Trust”), of which the Funds are series, and approved a new investment advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of the Funds, to take effect upon the closing of a transaction whereby Krane’s control persons would change and the prior investment advisory agreement would terminate (“Closing”). Shareholders also approved a new sub-advisory agreement for the KraneShares E Fund China Commercial Paper ETF between Krane and E Fund Management (Hong Kong) Co., Limited to take effect upon the Closing. The Closing occurred on October 5, 2017.

1.    In the chart under the “Management of the Trust - Members of the Board and Officers of the Trust” heading, the following is added immediately after the information for Mr. Stroyman:

Cregg L. Watner 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 (1976)	Trustee, No set term; served since 2017	From April 2016 to December 2016, Portfolio Manager, Genesis Capital Partners, LLC; from 2011 to February 2016, Portfolio Manager, Sycamore Lane Partners LLC.	9	None.
Patrick P. Campo 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 (1970)	Trustee, No set term; served since 2017	From 2013 to present, Director of Long Short Equity, Titan Advisors; from 2009 to 2013, Director of Hedge Fund Research, Alternative Investment Management, LLC.	9	None.

2.    Under the “Management of the Trust - Individual Trustee Qualifications” heading, the following is added immediately after the information for Mr. Stroyman:

The Board has concluded that Patrick Campo should serve as Trustee because of the experience he has gained working in the investment management industry over many years. In particular, Mr. Campo currently serves as the director of certain investment strategies managed by an investment adviser and contributes to the portfolio construction process for all products offered by that investment adviser. In addition, Mr. Campo previously served as partner and head of research for another investment adviser. The knowledge Mr. Campo has gained over these years working in the investment management industry and his day-to-day work in managing successful investment advisory firms qualify him to serve as Trustee of the Trust.

The Board has concluded that Cregg Watner should serve as Trustee also because of the experience he has gained working in the investment management industry. In particular, Mr. Watner has served as a portfolio manager at different investment advisory firms. The knowledge Mr. Watner has gained over the years working in the investment management industry and his day-to-day work in managing portfolios qualify him to serve as Trustee of the Trust.

As of March 31, 2017, none of the Independent Trustees or members of their immediate family, beneficially owned or owned of record securities representing interests in Krane, any sub-adviser or distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes an Independent Trustee’s spouse, children residing in the same household and dependents of the Independent Trustee.

3.    The “Management of the Trust - Trustee Candidates” section is deleted.

4.    The second through the fifth paragraphs in the “Investment Adviser” section are deleted and replaced with the following:

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 58.6% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 1270 Avenue of the Americas, 22nd Floor, New York, NY 10020, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Under the Advisory Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. Krane may engage a subadviser to assist it in managing a Fund’s investments, but will be responsible for overseeing any subadvisers. Krane arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. Krane manages each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers or Trustees of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent for the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares Zacks New China ETF on October 5, 2017 but has been effective with respect to the other Funds since their inception). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

Under the Advisory Agreement, Krane bears all of its own costs associated with providing advisory services to the Funds. As part of the Advisory Agreement, Krane has contractually agreed to pay all expenses of each Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the compensation payable to the Adviser under the investment advisory agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary expenses by the Board. In addition, under the Advisory Agreement, while the fees and expenses related to a Fund’s securities lending-related activities reduce the gross revenues and income of the Fund from such activities, they are not fees and expenses for which Krane is responsible (this provision became effective with respect to the KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares Zacks New China ETF on October 5, 2017 but has been effective with respect to the other Funds since their inception). In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect a Fund.

Under the Advisory Agreement, each Fund pays Krane the fee shown in the table below, which is calculated daily and paid monthly, at an annual rate based on a percentage of the average daily net assets of the Fund. In addition, under the Investment Advisory Agreement, as compensation for the services provided by Krane in connection with any securities lending-related activities, each Fund pays Krane 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (this provision became effective with respect to the KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares Zacks New China ETF on October 5, 2017 but has been effective with respect to the other Funds since their inception).

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF†	0.68%
KraneShares CSI China Internet ETF†	0.68%
KraneShares E Fund China Commercial Paper ETF*†	0.68%
KraneShares Emerging Markets Consumer Technology Index ETF†	0.78%
KraneShares FTSE Emerging Markets Plus ETF**†	0.68%
KraneShares MSCI China Environment Index ETF†	0.78%
KraneShares MSCI One Belt One Road Index ETF†	0.78%
KraneShares Zacks New China ETF†	0.68%

*Krane has contractually agreed to reduce its management fee by 0.12% of KraneShares E Fund China Commercial Paper ETF’s average daily net assets. This contractual fee waiver will continue until October 4, 2019. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund.

** Krane has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by KraneShares FTSE Emerging Markets Plus ETF from its investments in the KraneShares Bosera MSCI China A Share ETF. This contractual fee waiver will continue until October 4, 2019. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the Investment Advisory Agreement for the Fund is terminated.

† Effective July 28, 2017, Krane has contractually agreed to waive its advisory fee and/or reimburse the Funds in an amount equal to equal to the fees to be paid by the Funds to counsel to the independent Trustees of the Trust. The Expense Limitation Agreement will remain in effect until July 31, 2018 and may only be terminated prior thereto by the Board of Trustees.

5.    The tenth paragraph in the “Investment Adviser” section is deleted and replaced with the following:

Because each of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF had not commenced operations prior to the end of the prior fiscal year, Krane did not receive any advisory fees or fees from securities lending activities from those Funds during the prior fiscal year.

6.    The thirteenth through the seventeenth paragraphs under the “Investment Adviser” section are deleted.

7.    The last sentence of the fourth paragraph in the “Sub-Adviser” section is deleted and replaced with the following:

The Advisory Agreement will continue in effect after an initial period of two years provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders. The Advisory Agreement will terminate automatically and immediately in the event of a termination of the Advisory Agreement between the Trust and Krane with respect to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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